INSURANCE RESERVES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 506	€ 511	€ 630
Cancellation commissions	2	2	3
Total income from insurance operations	508	513	633
Income From Insurance Operations Textuals [Abstract]
Premiums assumed included in premiums earned	0	1	0
Net Premiums earned on long-duration life insurance contracts	94	151	87
Property and casualty reserves
Reserves for outstanding claims and claim adjustment expenses as at January 1,	603	638
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	110	114
Change in provision for insured events of prior years	(36)	(10)
Total incurred claims and claim adjustment expenses	74	104
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(32)	(37)
Claims and claim adjustment expenses attributable to insured events of prior years	(68)	(83)
Total payments	(100)	(120)
Changes in unearned premium reserves	1	(19)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	578	603	638
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,901	1,879
Increase in reserves	23	300
Paid claims and other movements	(254)	(278)
Mathematical and other future policy benefit liabilities at December 31,	1,670	1,901	1,879
Total insurance reserves	2,248	2,504		2,509
Property And Casualty Reserves Textual Details [Abstract]
The share of reinsurers in property and casualty insurance reserves amounted to	330	588
Estimate of insurance contract liabilities	3.75%
Short-duration life insurance contracts [Abstract]
Premiums written	160	153	226
Reinsurance ceded	0	(4)	(4)
Net written premiums	160	149	222
Premiums earned	160	151	233
Reinsurance ceded	0	(8)	(8)
Net earned premiums	160	143	225
Property and casualty insurance contracts
Direct premiums written	238	259	310
Reinsurance assumed	7	8	7
Reinsurance Ceded	(70)	(58)	(73)
Net premiums written	175	209	244
Direct Premiums Earned	244	279	372
Reinsurance assumed	4	4	4
Reinsurance Ceded	(71)	(60)	(70)
Net premiums earned	€ 177	€ 223	€ 306